JPMorgan U.S. Small Company Fund Annual Fund Operating Expenses - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan U.S. Small Company Fund	Jun. 30, 2025
Class R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.50%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.48%
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.22%
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.97%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.10%
Component3 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.81%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.72%